SEGMENT REPORTING	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
Since the January 2012 restructuring announcement, we analyzed our operations, organizational structure, and portfolio of products and services and, as a result, we combined the Commercial Markets, Financial Services, and Industrial business units into one consolidated business unit, Business Solutions.
We re-evaluated our reportable segments based upon the new management structure, our internal reporting, and how our chief operating decision maker evaluates performance and allocates resources. As a result, we determined that the Company now manages and reports its businesses in the following two reportable segments:
Healthcare - The Healthcare segment serves hospitals and other providers of healthcare and related services. The solutions portfolio includes marketing communications, patient information, and patient identification & safety solutions. Legacy products are dominated by clinical documents and administrative forms.
Business Solutions - The Business Solutions segment serves customers in the financial services, commercial, and industrial markets. The solutions portfolio includes customer communications, marketing communications, on-demand publishing, and product marking & labeling solutions. Legacy products are dominated by traditional business forms and transactional labels.
We have revised our segment information for prior periods to conform to the current period presentation.
Under our current operating model, the majority of our manufacturing, printing, warehousing, and distribution functions are managed under a shared-services model and are therefore not specific to a particular reportable segment. Each business unit is supported by our shared services group comprised of manufacturing, supply chain, and client satisfaction, as well as finance, technology, and other corporate functions. The profitability measure we use to assess segment performance is segment operating income and excludes items listed in the following reconciliation that are not allocated to segment operating income.
Production costs for our manufacturing and supply chain shared services functions are accumulated on a customer basis and reported in the applicable business unit's cost of sales. Our business units incur a portion of SG&A directly. Each business unit also receives an allocation of SG&A expense as follows:

•
Each business unit has its own sales regions. Selling expense incurred by each sales region is allocated to other business units based on the percentage of revenue generated for the other business unit. We use an activity-based method to allocate expense associated with our client satisfaction function to business units.

•	Finance, technology, and other corporate general and administrative expenses are allocated based on the business unit's budgeted revenue as a percentage of actual consolidated revenue.

•	General and administrative expense of our remaining shared services is allocated based on a percentage of actual revenue.
As a result of our shared-services model, our segments do not have separately identified assets and depreciation expense is part of the allocations. Asset information is not provided as part of the business unit's discrete financial information. The accounting policies of the segments are the same as those described in Note 1. No single customer provided more than 10% of the Company's consolidated revenue in any of the years presented. Currently, one financial customer accounts for approximately 10% of the Business Solution segment's revenue.
Information about our operations by reportable segment is as follows:

		Healthcare	Business Solutions	Total
Revenue from external customers	2012	$215,883	$386,105	$601,988
	2011	236,772	411,337	648,109
	2010	250,963	417,414	668,377
Operating income	2012	$12,704	$8,077	$20,781
	2011	14,475	3,483	17,958
	2010	19,575	3,589	23,164
Depreciation and amortization	2012	$8,285	$13,722	$22,007
	2011	8,011	13,798	21,809
	2010	8,390	14,865	23,255

Reconciling information between reportable segments and our consolidated financial statements is as follows:

	2012	2011	2010

Segment operating income	$20,781	$17,958	$23,164
Restructuring and other exit costs	(4,278)	(5,198)	(1,733)
Net pension periodic benefit cost	(41,471)	(60,934)	(5,264)
Unallocated portion of postretirement credit	—	15,164	—
Other unallocated	(324)	1,106	51
Total other expense	(2,650)	(1,834)	(2,522)
(Loss) income before income taxes	$(27,942)	$(33,738)	$13,696

Our operations are conducted primarily in the United States.  Revenue and long-lived assets for our operations in Mexico are not material.  Revenue by the products and services we provide is as follows:

	2012	2011	2010
Print	$366,127	$391,486	$407,473
Labels	105,680	108,547	104,511
Software	8,924	9,487	10,371
Services	73,177	87,466	95,124
Other	48,080	51,123	50,898

Total consolidated revenue	$601,988	$648,109	$668,377